 UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Wildermuth Endowment Fund

Registration No: 333-191152; 811-22888

Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the semi-annual period ended December 31, 2019. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,

/s/Constance Dye Shannon

Executive Vice President and General Counsel

Encl.